Loans Receivable (Schedule Of Modified TDRs) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Loans Receivable [Line Items]
Extended maturities	$ 412,000
Interest rate adjustment	277,000		231,000
Maturity and interest rate adjustment	1,249,000
Movement to or extension of interest-rate only payments	2,543,000		2,955,000
Forbearance	168,000		7,381,000
Covenant modifications
Other concession(s)		[1]		[1]
Total	$ 4,649,000		$ 10,567,000

[1]	Other concessions include concessions or a combination of concessions that do not consist of maturity extensions, interest rate adjustments, forbearance, and covenant modifications.